Income Taxes (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Details Narrative
Federal net operating losses	$ (4,930,000)	$ (4,860,000)	$ 4,334,000
Federal net operating losses expire	2031	2031